Share Capital and Share Premium (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	September 30, 2020	December 31, 2019
	(in thousands)
	£	£
Share capital	2,047	1,299
Share premium	140,890	79,541

	142,937	80,840

	September 30, 2020	December 31, 2019
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	51,174	32,479

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2019	32,479	1,299	79,541
Issue of shares on exercise of options	32	1	14
Issue of shares	18,663	747	61,335

Balance at September 30, 2020	51,174	2,047	140,890